Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
March 31, 2026

Dates Covered
Collections Period	03/01/26 - 03/31/26
Interest Accrual Period	03/16/26 - 04/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/26	208,201,729.83	14,237
Yield Supplement Overcollateralization Amount 02/28/26	10,581,337.45	0
Receivables Balance 02/28/26	218,783,067.28	14,237
Principal Payments	12,165,378.61	345
Defaulted Receivables	457,785.16	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/26	9,669,371.66	0
Pool Balance at 03/31/26	196,490,531.85	13,872

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.46%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	5,524,456.89	256
Past Due 61-90 days	1,240,003.11	57
Past Due 91-120 days	335,854.27	15
Past Due 121+ days	0.00	0
Total	7,100,314.27	328

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Delinquency Trigger Occurred	NO

Recoveries	445,313.54
Aggregate Net Losses/(Gains) - March 2026	12,471.62
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.07%
Prior Net Losses/(Gains) Ratio	0.37%
Second Prior Net Losses/(Gains) Ratio	0.58%
Third Prior Net Losses/(Gains) Ratio	0.70%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	6.01%
Weighted Average Contract Rate, Yield Adjusted	10.04%
Weighted Average Remaining Term	30.44

Flow of Funds	$ Amount
Collections	13,698,053.54
Investment Earnings on Cash Accounts	16,176.63
Servicing Fee	(182,319.22)
Transfer to Collection Account	-
Available Funds	13,531,910.95

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	621,371.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	6,673,022.76
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,006,855.41

Total Distributions of Available Funds	13,531,910.95

Servicing Fee	182,319.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 03/16/26	203,163,554.61
Principal Paid	11,711,197.98
Note Balance @ 04/15/26	191,452,356.63

Class A-1
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2a
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2b
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-3
Note Balance @ 03/16/26	60,203,554.61
Principal Paid	11,711,197.98
Note Balance @ 04/15/26	48,492,356.63
Note Factor @ 04/15/26	17.3261243%

Class A-4
Note Balance @ 03/16/26	97,610,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	97,610,000.00
Note Factor @ 04/15/26	100.0000000%

Class B
Note Balance @ 03/16/26	30,230,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	30,230,000.00
Note Factor @ 04/15/26	100.0000000%

Class C
Note Balance @ 03/16/26	15,120,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	15,120,000.00
Note Factor @ 04/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	813,857.56
Total Principal Paid	11,711,197.98
Total Paid	12,525,055.54

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.67223%
Coupon	4.10223%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	242,319.31
Principal Paid	11,711,197.98
Total Paid to A-3 Holders	11,953,517.29

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8076948
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6225182
Total Distribution Amount	12.4302130

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8657972
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.8436401
Total A-3 Distribution Amount	42.7094373

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	569.80
Noteholders' Principal Distributable Amount	430.20

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/26	5,038,175.22
Investment Earnings	14,973.63
Investment Earnings Paid	(14,973.63)
Deposit/(Withdrawal)	-
Balance as of 04/15/26	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,567,693.65	1,331,042.90	1,466,221.27
Number of Extensions	77	64	69
Ratio of extensions to Beginning of Period Receivables Balance	0.72%	0.58%	0.61%